Summary of Business and Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Lender Warrant [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Balances	$ 1,119	$ 1,470
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	(351)
Reclassification of warrant to additional paid-in capital	738
Balances		1,119
Contingent Consideration - PBS [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Balances	5,798	6,361
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	1,059	1,437
Payment of contingent consideration	(6,260)	(6,260)
Reduction in FBM contingent consideration due to re-negotiated lease		(2,000)
Balances	597	5,798
Contingent Consideration - FBM [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Balances	3,178	9,573
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	542	1,255
Payment of contingent consideration		(7,650)
Reduction in FBM contingent consideration due to re-negotiated lease	(528)
Balances	3,192	3,178
Contingent Consideration - CS [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Initial fair value of contingent consideration	11,054
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	846
Balances	11,900
Contingent Consideration - TC [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Initial fair value of contingent consideration	5,314
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	71
Balances	$ 5,385